Trade and other payables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022
Trade and other payables.
Trade payables	¥ 1,101,728			¥ 753,617
Due to related parties	747,449			442,007
Due to third parties	354,279			311,610
Redemption liability (Note 35)	271,525			243,937
Accrued expenses	209,676			516,240
Security deposits	56,236			160,814
Lease liabilities (Note 17(a))	154,890			91,583
Amounts payable for purchase of shares held for share option scheme (Note 26)	88,280			88,280
Other tax payables	44,716			51,913
Amounts due to related parties	431,351			644,900
Service fees refundable	9,809
Financial guarantee payables (Note a)	82,722			112,822
Total trade and other payables	2,450,933			2,664,106
Redemption liability (Note 35)	(128,081)
Lease liabilities	(97,473)			(44,553)
Amounts payable for purchase of shares held for share option scheme (Note 26)	(88,280)			(88,280)
Total trade and other non-current payables	(313,834)			(132,833)
Trade and other payables	¥ 2,137,099			¥ 2,531,273
Aging Of Trade Payables	1 year	1 year	1 year